Note 8 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 Of Fair Value Hierarchy [Member] | Cash cash balances at central banks and other demand deposits [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	€ 79,463	€ 67,581	€ 65,355
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	34,555	33,213	35,196
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Liabilities	77,112	91,870	90,839
Level 2 Of Fair Value Hierarchy [Member] | Cash cash balances at central banks and other demand deposits [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	13,393	13,033	15,066
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Liabilities	266,194	243,847	255,278
Level 3 Of Fair Value Hierarchy [Member] | Cash cash balances at central banks and other demand deposits [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	293	218	165
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Assets	371,112	331,205	324,005
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Liabilities	€ 181,746	€ 153,016	€ 144,889